Property, plant and equipment, net	12 Months Ended
Dec. 31, 2021
Property, plant and equipment, net
Property, plant and equipment, net
—
Note 10
Property,

plant and equipment, net
“Property, plant and equipment,

net” consisted of the following:
December 31, ($ in millions)
2021 2020
Land and buildings

3,925 3,889
Machinery and equipment

5,785 6,144
Construction in progress

522 505
10,232 10,538
Accumulated depreciation

(6,187) (6,364)
Total 4,045 4,174
Assets under finance leases included in “Property,

plant and equipment, net” were as follows:
December 31, ($ in millions) 2021 2020
Land and buildings

164 169
Machinery and equipment

92 79
256 248
Accumulated depreciation

(123) (111)
Total 133 137
In 2021, 2020 and 2019 depreciation, including depreciation

of assets under finance leases, was
$ 575

million, $
586

million and $
616

million, respectively.

In 2021, 2020 and 2019 there were no significant
impairments of property,

plant or equipment.